Stockholders’ Equity (Details) - $ / shares				3 Months Ended	12 Months Ended
	Feb. 11, 2025	Dec. 31, 2024		Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Stockholders’ Equity [Line Items]
Percentage of fully diluted shares outstanding	15.00%
Percentage of outstanding shares of common stock					4.00%
Shares of common stock				2,583,169
Preferred stock, shares authorized		10,000,000	[1]	10,000,000	10,000,000	[1]
Preferred stock, par value (in Dollars per share)		$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]
Preferred stock, shares issued		0	[1]	0	0	[1]
Preferred stock, shares outstanding		0	[1]	0	0	[1]
Common stock, shares authorized		50,000,000	[1]	50,000,000	50,000,000	[1]
Common stock, par value (in Dollars per share)		$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]
Common stock, shares issued		3,249,999	[1]	8,401,481	3,249,999	[1]
Common stock, shares outstanding		3,249,999	[1]	8,401,481	3,249,999	[1]
Warrant [Member]
Stockholders’ Equity [Line Items]
Weighted average exercise price per share (in Dollars per share)				$ 4.96
Weighted average remaining contractual term				3 years
Unite Acquisition 1 Corp. [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized		10,000,000			10,000,000		10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized		50,000,000			50,000,000		50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares issued		5,000,000			5,000,000		5,000,000
Common stock, shares outstanding		5,000,000			5,000,000		5,000,000
Common stock vote		one
2025 Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Percentage of common stock equal shares outstanding	15.00%
Shares of common stock				1,938,468

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.